SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Total Assets	$ 15,989,760		$ 15,989,760		$ 237	$ 201,282
Revenues	0	$ 152	0	$ 181	266	5
Professional fees	233,405	25,415	506,373	36,780	110,017	87,941
Depreciation and Amortization	94,494		94,494
Other general and administrative costs	150,247	22,399	205,596	74,968	118,230	172,366
Total operating expenses	478,146	74,814	806,463	165,748	537,440	314,307
Loss from operations	(478,146)	$ (74,662)	(806,463)	$ (165,567)	(537,174)	$ (314,302)
Dynamic Aerospace Systems
SEGMENT REPORTING
Total Assets	3,378,584		3,378,584		0
Revenues	0		0
Professional fees	48,615		48,615
Depreciation and Amortization	66,231		66,231
Other general and administrative costs	121,502		121,502
Total operating expenses	236,348		236,348
Loss from operations	(236,348)		(236,348)
Dynamic Deliveries
SEGMENT REPORTING
Total Assets	11,603,491		11,603,491		0
Revenues	0		0
Professional fees	5,000		5,000
Depreciation and Amortization	28,263		28,263
Other general and administrative costs	0		0
Total operating expenses	33,263		33,263
Loss from operations	(33,263)		(33,263)
Corporate and Other
SEGMENT REPORTING
Total Assets	1,007,685		1,007,685		$ 237
Revenues	0		0
Professional fees	179,790		452,758
Depreciation and Amortization	0		0
Other general and administrative costs	28,745		84,094
Total operating expenses	208,535		536,852
Loss from operations	$ (208,535)		$ (536,852)